Cash and cash equivalents and short-term investments	12 Months Ended
Dec. 31, 2017
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Cash and cash equivalents and short-term investments
15	Cash and cash equivalents and short-term investments

Cash and cash equivalents are at free disposal of the Company. Since 2016, the cash held as collateral is presented as other current and non-current assets.